Supplement to the
Fidelity® High Income Fund
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
SPH-SUSTK-0425-107 1.9886600.107	April 30, 2025
Supplement to the
Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
ASPH-SUSTK-0425-104 1.9904778.104	April 30, 2025